Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Disclosure Of Movements In Deferred Tax Assets And Liabilities
The movements in the deferred tax liabilities and assets during the years ended December 31, 2022 and 2021 are as follows:

Deferred tax liabilities

	Collaboration revenue	Difference allowance in excess of related depreciation	Right of use assets	Total
	US$’000	US$’000	US$’000	US$’000
At January 1, 2021	(28,211)	(6,672)	(159)	(35,042)
Deferred tax charged/(credited) to the statement of profit or loss during the year	14,086	(1,964)	159	12,281
Gross deferred tax liabilities at December 31, 2021	(14,125)	(8,636)	—	(22,761)
At January 1, 2022	(14,125)	(8,636)	—	(22,761)
Deferred tax charged/(credited) to the statement of profit or loss during the year	14,125	885	(114)	14,896
Gross deferred tax liabilities at December 31, 2022	—	(7,751)	(114)	(7,865)

Deferred tax assets

	Losses available for offsetting against future taxable profits	Difference in intangible assets amortization	Accrued expense	Lease liability	Cost recovery of R&D expense	R&D credit	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
At January 1, 2021	15,081	5,342	608	165	—	9,605	30,801
Deferred tax charged to the statement of profit or loss during the year	5,367	(4,286)	649	(165)	—	(9,605)	(8,040)
Gross deferred tax assets at December 31, 2021	20,448	1,056	1,257	—	—	—	22,761
At January 1, 2022	20,448	1,056	1,257	—	—	—	22,761
Deferred tax charged to the statement of profit or loss during the year	(20,448)	194	2,192	120	3,046	—	(14,896)
Gross deferred tax assets at December 31, 2022	—	1,250	3,449	120	3,046	—	7,865

Summary of Items with Respect to, Deferred Tax Assets have not been Recognized
Deferred tax assets have not been recognized in respect of the following items during the reporting year:

	2022	2021
	US$’000	US$’000
Deductible temporary differences	190,133	15,420
Tax losses	966,542	609,200
Total	1,156,675	624,620